Average Annual Total Returns - Class A Shares Class C Shares Class R Shares Class Y Shares - Victory Integrity Discovery Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	14.25%	6.42%	12.06%	19.27%	6.83%	11.85%	20.62%	7.14%	12.29%	21.58%	7.95%	13.00%	20.96%	6.03%	11.19%	13.21%	5.93%	10.54%	22.43%	6.57%	11.26%